UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 04215

BNY Mellon U.S. Mortgage Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/22
Date of reporting period:	10/31/22

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon U.S. Mortgage Fund, Inc.

SEMI-ANNUAL REPORT October 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2022, through October 31, 2022, as provided by Eric Seasholtz, Portfolio Manager employed by the fund’s sub-adviser, Amherst Capital Management LLC

Market and Fund Performance Overview

For the six-month period ended October 31, 2022, the BNY Mellon U.S. Mortgage Fund’s (the “fund”) Class A shares produced a total return of −7.28%, Class C shares returned −7.56%, Class I shares returned −7.10%, Class Y shares returned −7.04% and Class Z shares returned −7.15%.1 In comparison, the fund’s benchmark, the Bloomberg GNMA Index (the “Index”), achieved a total return of −6.55% for the same period.2

Mortgage-backed securities generally declined over the reporting period amid rising interest rates and unwinding of the massive mortgage positions held by the Federal Reserve (the “Fed”). The fund underperformed the Index, largely due to allocations among coupons and credit assets.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets in U.S. mortgage-related securities. These mortgage-related securities may include certificates issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association (GNMA or “Ginnie Mae”); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued, mortgage-backed securities with a BBB or higher credit quality, but currently intends to invest only in those securities with an A or higher credit quality.

Increasing Inflation and Federal Reserve Positioning Undermine Mortgages

Mortgage securities came under pressure during the reporting period from rapidly increasing inflationary pressures and a series of sharp interest rate increases from the Fed. In its effort to combat inflation, the Fed increased the federal funds rate four times, from a range of 0.25% to 0.50% at the beginning of the period to a range of 3.00% to 3.25% as of October 31, 2022, its most aggressive rate hikes since the 1980s, with further increases expected before the end of the year. As a result, bond yields rose steeply, with the greatest rise in the short end of the curve, leading to a yield curve inversion with short-term yields higher than their long-term counterparts. In addition to signaling an increased likelihood of recession, the carry on mortgages declined due to higher front-end rates.

The pace of refinancings slowed as interest rates soared, increasing the bonds extension risks while reducing prepayment speeds. Meanwhile, the Fed, which owned roughly one-third of the U.S. mortgage market in early 2022, started to reduce its purchases and prepared to stop investing in mortgages, setting the stage to increase the number of mortgages in the system. Further challenges began to emerge in the housing economy as home sales declined, partly due to rising rates, which made home loans more expensive, and partly to strength in the U.S. dollar versus other currencies, which drove some non-U.S. buyers out of the market. While housing prices continued to rise, albeit at a more moderate rate than during the prior period, most analysts expected to see price declines in the coming year whether or not the U.S. economy slips into a recession. In this increasingly unfavorable environment, mortgage securities widened relative to Treasury securities and underperformed other government guaranteed segments of the bond market with similar duration characteristics.

Certain Allocations Detract from Relative Performance

Performance relative to the Index suffered due to the fund’s underweight exposure to low-coupon bonds (2% to 3%) during a period in which such bonds outperformed. The fund’s relative returns also suffered as spreads on some of its credit-sensitive holdings—particularly commercial mortgage-backed securities (CMBS)—widened more than other mortgage products. Conversely, the fund’s relative performance benefited from holdings of collateralized mortgage obligations (CMOs). The fund also held some high-coupon bonds (5% and above) that performed well. Additionally, the fund benefitted by holdings of specified pools with 3.5 coupons which outperformed the Index average.

Seeing Opportunities, Although Inflation Concerns Persist

As of the end of the period, inflation remains a wild card for bond markets in general and mortgage securities in particular. While the Fed’s aggressive rate hike program appears to be slowing the economy, inflation remains stubbornly high. We will closely monitor the Fed’s progress in controlling inflation and the impact from rising rates on the economy as we continue to manage the fund. We are also keeping an eye on the impact from the Fed’s absence from the mortgage market, along with the diminished presence of government agencies Fannie Mae and Freddie Mac, both of which have reduced their balance sheets. With relatively few government buyers of mortgages in the market, spreads may continue to widen for some time. On the positive side, prepayment risks have dramatically declined as increased rates have reduced prepayment incentives. In addition, with spreads near historically wide levels, we see attractive investment opportunities in mortgage bonds given current risk/return profiles compared to other comparable assets. We are positioning the fund to take advantage of widening spreads by increasing out-of-Index exposure to spread product, such as higher-coupon bonds, as well as seeking entry points for additional credit assets as we seek excess returns.

November 15, 2022

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z are not subject to any initial or deferred sales charge. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 1, 2023, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — The Bloomberg GNMA Index tracks agency mortgage-backed, pass-through securities guaranteed by Ginnie Mae (GNMA). The Index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Ginnie Maes and other securities backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional, government backed debt securities.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon U.S. Mortgage Fund, Inc. from May 1, 2022 to October 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.89	$7.52	$2.67	$2.68	$3.40
Ending value (after expenses)	$927.20	$924.40	$929.00	$929.60	$928.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.08	$7.88	$2.80	$2.80	$3.57
Ending value (after expenses)	$1,021.17	$1,017.39	$1,022.43	$1,022.43	$1,021.68
†

Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C, .55% for Class I, .55% for Class Y and .70% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 111.4%
Commercial Mortgage Pass-Through Certificates - 8.0%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, 1 Month LIBOR +1.15%	4.56	4/15/2034	6,000,000	[a,b]	5,715,155
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.09%	4.50	10/15/2034	1,800,000	[a,b]	1,756,063
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. A, 1 Month LIBOR +1.00%	4.41	10/15/2036	2,500,000	[a,b]	2,397,111
KNDR Trust, Ser. 2021-KIND, Cl. A, 1 Month LIBOR +0.95%	4.36	8/15/2038	6,850,489	[a,b]	6,428,671
				16,297,000
U.S. Government Agencies Collateralized Mortgage Obligations - 21.2%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, 1 Month LIBOR +9.90%	3.08	1/15/2041	911,837	[a,c]	755,930
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	1,092,499	[c]	987,162
Federal National Mortgage Association, REMIC, Ser. 2018-9, Cl. EZ	3.00	2/25/2048	1,383,538	[c]	1,089,203
Government National Mortgage Association, Ser. 2010-101, Cl. SH, 1 Month LIBOR +6.65%	3.24	8/16/2040	2,665,279	[a]	282,831
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	4,217,238		4,160,240
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	305,789		290,519
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,635		2,027,736
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	967,426		896,097
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	222,690		198,148
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	5,375,427		4,865,064
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,328,975		5,889,643
Government National Mortgage Association, Ser. 2018-115, Cl. SJ, 1 Month LIBOR +6.20%	2.71	8/20/2048	2,069,919	[a]	162,406
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	572,945		532,236
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	5,888,479		5,392,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 111.4% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 21.2% (continued)
Government National Mortgage Association, Ser. 2018-138, Cl. SK, 1 Month LIBOR +6.20%	2.71	10/20/2048	850,355	[a]	67,591
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	405,972		380,180
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611		4,473,367
Government National Mortgage Association, Ser. 2018-164, Cl. SW, 1 Month LIBOR +6.10%	2.61	12/20/2048	5,764,591	[a]	407,792
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,712,853		1,427,722
Government National Mortgage Association, Ser. 2018-65, Cl. SL, 1 Month LIBOR +6.25%	2.76	5/20/2048	1,397,703	[a]	110,720
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	853,427		752,401
Government National Mortgage Association, Ser. 2019-119, Cl. IT	5.50	9/20/2049	2,836,556		573,609
Government National Mortgage Association, Ser. 2019-132, Cl. SB, 1 Month LIBOR +4.44%	1.00	10/20/2049	1,390,745	[a]	63,442
Government National Mortgage Association, Ser. 2019-140, Cl. DI	5.50	11/20/2049	1,205,966		236,813
Government National Mortgage Association, Ser. 2019-23, Cl. SB, 1 Month LIBOR +6.05%	2.56	2/20/2049	1,318,490	[a]	112,226
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	451,946		428,963
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	279,244		262,235
Government National Mortgage Association, Ser. 2019-5, Cl. SM, 1 Month LIBOR +6.10%	2.61	1/20/2049	2,256,294	[a]	165,875
Government National Mortgage Association, Ser. 2019-57, Cl. NS, 1 Month LIBOR +3.28%	0.27	5/20/2049	3,560,739	[a]	44,464
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	825,258		744,184
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		787,791
Government National Mortgage Association, Ser. 2019-70, Cl. AS, 1 Month LIBOR +6.15%	2.66	6/20/2049	863,234	[a]	55,308
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	2,520,539		2,273,582

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 111.4% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 21.2% (continued)
Government National Mortgage Association, Ser. 2020-141, Cl. AI	2.50	9/20/2050	2,765,460		346,440
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	945,867		833,404
Government National Mortgage Association, Ser. 2020-162, Cl. DI	2.50	10/20/2050	3,074,726		390,329
Government National Mortgage Association, Ser. 2020-164, Cl. KI	2.50	11/20/2050	3,943,352		496,385
Government National Mortgage Association, Ser. 2020-4, CI. BS, 1 Month LIBOR +5.00%	1.51	1/20/2050	2,873,980	[a]	102,404
Government National Mortgage Association, Ser. 2020-63, Cl. AI	4.00	5/20/2035	1,890,775		217,779
				43,284,989
U.S. Government Agencies Collateralized Municipal-Backed Securities - .3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	3.77	10/25/2047	721,675	[c]	720,244
U.S. Government Agencies Mortgage-Backed - 81.9%
Federal National Mortgage Association:
2.50%, 10/1/2051			1,743,402	[c]	1,400,817
3.00%, 12/1/2051-2/1/2052			23,319,524	[c]	19,916,111
4.50%, 1/1/2049			2,643,992	[c]	2,531,248
5.00%, 6/1/2052			7,917,725	[c]	7,656,538
5.50%			28,000,000	[c,d]	27,624,693
Government National Mortgage Association I:
3.50%, 9/15/2041-2/15/2048			4,053,681		3,717,005
4.00%, 10/15/2039-8/15/2045			5,761,877		5,439,256
4.50%, 4/15/2039-12/15/2047			7,117,982		6,903,242
Government National Mortgage Association II:
2.00%, 3/20/2052			9,900,263		8,159,457
2.50%, 12/20/2050-7/20/2052			45,542,121		38,031,502
3.00%, 8/20/2046-9/20/2052			12,366,657		10,835,979
3.50%, 9/20/2042-3/20/2050			23,905,535		22,190,320
4.00%			5,000,000	[d]	4,608,515
4.00%, 10/20/2047			776,918		728,576
4.50%, 12/20/2039-10/20/2052			7,214,441		6,884,233
5.00%, 11/20/2048-5/20/2050			765,138		756,396
				167,383,888
Total Bonds and Notes (cost $261,306,698)			227,686,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 4.1%
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,441,156)	3.23	8,441,156	[e] 8,441,156
Total Investments (cost $269,747,854)		115.5%	236,127,277
Liabilities, Less Cash and Receivables		(15.5%)	(31,677,300)
Net Assets		100.0%	204,449,977

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $16,297,000 or 7.97% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	111.4
Investment Companies	4.1
115.5

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 4/30/2022	Purchases ($)†	Sales ($)	Value ($) 10/31/2022	Dividends/ Distributions ($)
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.1%	21,318,398	51,994,178	(64,871,420)	8,441,156	108,219

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	261,306,698	227,686,121
Affiliated issuers	8,441,156	8,441,156
Cash		4,145
Dividends and interest receivable		716,981
Cash collateral held by broker—Note 4		271,000
Receivable for shares of Common Stock subscribed		7,058
Prepaid expenses		43,962
		237,170,423
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		141,193
Payable for investment securities purchased		32,415,472
Payable for shares of Common Stock redeemed		70,202
Directors’ fees and expenses payable		7,767
Other accrued expenses		85,812
		32,720,446
Net Assets ($)		204,449,977
Composition of Net Assets ($):
Paid-in capital		258,051,568
Total distributable earnings (loss)		(53,601,591)
Net Assets ($)		204,449,977

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	15,937,826	268,067	2,272,180	807	185,971,097
Shares Outstanding	1,298,405	21,802	184,879	65.75	15,146,272
Net Asset Value Per Share ($)	12.27	12.30	12.29	12.27	12.28

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2022 (Unaudited)

Investment Income ($):
Income:
Interest	2,711,948
Dividends from affiliated issuers	108,219
Total Income	2,820,167
Expenses:
Management fee—Note 3(a)	565,164
Service plan fees—Note 3(b)	171,722
Shareholder servicing costs—Note 3(c)	125,888
Professional fees	51,882
Registration fees	39,299
Prospectus and shareholders’ reports	13,929
Directors’ fees and expenses—Note 3(d)	12,029
Chief Compliance Officer fees—Note 3(c)	7,963
Custodian fees—Note 3(c)	4,677
Loan commitment fees—Note 2	4,477
Miscellaneous	16,294
Total Expenses	1,013,324
Less—reduction in expenses due to undertaking—Note 3(a)	(208,464)
Less—reduction in fees due to earnings credits—Note 3(c)	(6,170)
Net Expenses	798,690
Net Investment Income	2,021,477
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,207,391)
Net realized gain (loss) on swap agreements	576,095
Net Realized Gain (Loss)	(6,631,296)
Net change in unrealized appreciation (depreciation) on investments	(10,936,482)
Net change in unrealized appreciation (depreciation) on swap agreements	(640,573)
Net Change in Unrealized Appreciation (Depreciation)	(11,577,055)
Net Realized and Unrealized Gain (Loss) on Investments	(18,208,351)
Net (Decrease) in Net Assets Resulting from Operations	(16,186,874)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations ($):
Net investment income	2,021,477	4,639,649
Net realized gain (loss) on investments	(6,631,296)	(3,940,324)
Net change in unrealized appreciation (depreciation) on investments	(11,577,055)	(23,509,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,186,874)	(22,810,557)
Distributions ($):
Distributions to shareholders:
Class A	(187,018)	(700,514)
Class C	(1,615)	(8,108)
Class I	(25,704)	(76,731)
Class Y	(9)	(28)
Class Z	(2,063,141)	(6,862,580)
Total Distributions	(2,277,487)	(7,647,961)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	119,377	857,512
Class C	2,600	11,594
Class I	255,642	881,342
Class Z	877,413	1,834,092
Distributions reinvested:
Class A	172,727	645,752
Class C	1,608	8,079
Class I	25,704	76,478
Class Z	1,877,256	6,244,293
Cost of shares redeemed:
Class A	(3,865,279)	(5,067,620)
Class C	(4,821)	(122,858)
Class I	(324,014)	(872,659)
Class Z	(11,107,391)	(25,765,548)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,969,178)	(21,269,543)
Total Increase (Decrease) in Net Assets	(30,433,539)	(51,728,061)
Net Assets ($):
Beginning of Period	234,883,516	286,611,577
End of Period	204,449,977	234,883,516

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	9,076	60,091
Shares issued for distributions reinvested	13,128	44,137
Shares redeemed	(304,340)	(351,697)
Net Increase (Decrease) in Shares Outstanding	(282,136)	(247,469)
Class Ca
Shares sold	198	786
Shares issued for distributions reinvested	122	550
Shares redeemed	(370)	(8,500)
Net Increase (Decrease) in Shares Outstanding	(50)	(7,164)
Class Ib
Shares sold	19,255	60,581
Shares issued for distributions reinvested	1,953	5,233
Shares redeemed	(24,803)	(59,782)
Net Increase (Decrease) in Shares Outstanding	(3,595)	6,032
Class Z
Shares sold	67,713	126,537
Shares issued for distributions reinvested	142,695	427,073
Shares redeemed	(854,051)	(1,785,635)
Net Increase (Decrease) in Shares Outstanding	(643,643)	(1,232,025)

[a]	During the period ended April 30, 2021, 1,981 Class C shares representing $30,211 were automatically converted to 1,985 Class A shares.
[b]

During the period ended April 30, 2021, 4,159 Class A shares representing $63,044 were exchanged for 4,161 Class I shares and 4,159 Class Y shares representing $63,127 were exchanged for 4,159 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2022	Year Ended April 30,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	13.36	15.03	15.21	14.69	14.48	14.99
Investment Operations:
Net investment income[a]	.11	.24	.21	.29	.32	.25
Net realized and unrealized gain (loss) on investments	(1.07)	(1.51)	.01	.56	.20	(.44)
Total from Investment Operations	(.96)	(1.27)	.22	.85	.52	(.19)
Distributions:
Dividends from net investment income	(.13)	(.40)	(.40)	(.33)	(.31)	(.32)
Net asset value, end of period	12.27	13.36	15.03	15.21	14.69	14.48
Total Return (%)[b]	(7.28)[c]	(8.63)	1.46	5.87	3.63	(1.25)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[d]	.97	.96	.95	1.06	1.08
Ratio of net expenses to average net assets	.80[d]	.80	.81	.91	1.06	1.07
Ratio of net investment income to average net assets	1.69[d]	1.65	1.36	1.94	2.19	1.69
Portfolio Turnover Rate[e]	125.56[c]	386.69	392.94	238.60	45.72	101.15
Net Assets, end of period ($ x 1,000)	15,938	21,110	27,483	25,920	25,980	31,550

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2022, April 30, 2022, 2021, 2020, 2019 and 2018 were 62.03%, 200.45%, 198.94%, 165.75%, 30.85% and 59.26%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	October 31, 2022	Year Ended April 30,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	13.38	15.06	15.23	14.69	14.48	14.98
Investment Operations:
Net investment income[a]	.06	.13	.10	.16	.19	.13
Net realized and unrealized gain (loss) on investments	(1.07)	(1.52)	.01	.59	.20	(.44)
Total from Investment Operations	(1.01)	(1.39)	.11	.75	.39	(.31)
Distributions:
Dividends from net investment income	(.07)	(.29)	(.28)	(.21)	(.18)	(.19)
Net asset value, end of period	12.30	13.38	15.06	15.23	14.69	14.48
Total Return (%)[b]	(7.56)[c]	(9.37)	.71	5.14	2.71	(2.07)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99[d]	1.94	1.85	1.91	1.92	1.90
Ratio of net expenses to average net assets	1.55[d]	1.55	1.56	1.66	1.92	1.89
Ratio of net investment income to average net assets	.94[d]	.89	.62	1.14	1.33	.86
Portfolio Turnover Rate[e]	125.56[c]	386.69	392.94	238.60	45.72	101.15
Net Assets, end of period ($ x 1,000)	268	292	437	766	1,048	1,791

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2022, April 30, 2022, 2021, 2020, 2019 and 2018 were 62.03%, 200.45%, 198.94%, 165.75%, 30.85% and 59.26%, respectively.

See notes to financial statements.

Six Months Ended
Class I Shares	October 31, 2022	Year Ended April 30,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	13.37	15.04	15.20	14.67	14.46	14.99
Investment Operations:
Net investment income[a]	.13	.27	.25	.34	.35	.25
Net realized and unrealized gain (loss) on investments	(1.07)	(1.51)	.02	.55	.19	(.42)
Total from Investment Operations	(.94)	(1.24)	.27	.89	.54	(.17)
Distributions:
Dividends from net investment income	(.14)	(.43)	(.43)	(.36)	(.33)	(.36)
Net asset value, end of period	12.29	13.37	15.04	15.20	14.67	14.46
Total Return (%)	(7.10)[b]	(8.42)	1.71	6.18	3.73	(1.11)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[c]	.75	.73	.75	.86	.93
Ratio of net expenses to average net assets	.55[c]	.55	.56	.66	.86	.92
Ratio of net investment income to average net assets	1.94[c]	1.88	1.62	2.28	2.40	1.84
Portfolio Turnover Rate[d]	125.56[b]	386.69	392.94	238.60	45.72	101.15
Net Assets, end of period ($ x 1,000)	2,272	2,520	2,743	2,354	3,464	2,278

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2022, April 30, 2022, 2021, 2020, 2019 and 2018 were 62.03%, 200.45%, 198.94%, 165.75%, 30.85% and 59.26%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2022		Year Ended April 30,
Class Y Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	13.35	15.01	15.21	14.68	14.48	14.99
Investment Operations:
Net investment income[a]	.13	.28	.26	.33	.35	.30
Net realized and unrealized gain (loss) on investments	(1.07)	(1.51)	(.03)	.57	.19	(.45)
Total from Investment Operations	(.94)	(1.23)	.23	.90	.54	(.15)
Distributions:
Dividends from net investment income	(.14)	(.43)	(.43)	(.37)	(.34)	(.36)
Net asset value, end of period	12.27	13.35	15.01	15.21	14.68	14.48
Total Return (%)	(7.04)[b]	(8.44)	1.51	6.20	3.80	(.96)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[c]	1.42	.76	.68	.82	.83
Ratio of net expenses to average net assets	.55[c]	.55	.56	.66	.82	.82
Ratio of net investment income to average net assets	1.94[c]	1.90	1.62	2.19	2.42	1.96
Portfolio Turnover Rate[d]	125.56[b]	386.69	392.94	238.60	45.72	101.15
Net Assets, end of period ($ x 1,000)	1	1	1	84	83	81

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2022, April 30, 2022, 2021, 2020, 2019 and 2018 were 62.03%, 200.45%, 198.94%, 165.75%, 30.85% and 59.26%, respectively.

See notes to financial statements.

Six Months Ended
Class Z Shares	October 31, 2022	Year Ended April 30,
(Unaudited)		2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	13.36	15.04	15.21	14.69	14.48	14.99
Investment Operations:
Net investment income[a]	.12	.25	.22	.31	.33	.27
Net realized and unrealized gain (loss) on investments	(1.07)	(1.52)	.02	.56	.20	(.44)
Total from Investment Operations	(.95)	(1.27)	.24	.87	.53	(.17)
Distributions:
Dividends from net investment income	(.13)	(.41)	(.41)	(.35)	(.32)	(.34)
Net asset value, end of period	12.28	13.36	15.04	15.21	14.69	14.48
Total Return (%)	(7.15)[b]	(8.62)	1.62	5.98	3.73	(1.18)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[c]	.86	.85	.85	.95	.96
Ratio of net expenses to average net assets	.70[c]	.70	.71	.81	.95	.95
Ratio of net investment income to average net assets	1.80[c]	1.75	1.47	2.05	2.29	1.81
Portfolio Turnover Rate[d]	125.56[b]	386.69	392.94	238.60	45.72	101.15
Net Assets, end of period ($ x 1,000)	185,971	210,960	255,948	274,710	286,593	313,403

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2022, April 30, 2022, 2021, 2020, 2019 and 2018 were 62.03%, 200.45%, 198.94%, 165.75%, 30.85% and 59.26%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon U.S. Mortgage Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open–end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Amherst Capital Management LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (900 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	16,297,000	-	16,297,000
Investment Companies	8,441,156	-	-	8,441,156
U.S. Government Agencies Collateralized Mortgage Obligations	-	43,284,989	-	43,284,989
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	720,244	-	720,244
U.S. Government Agencies Mortgage-Backed	-	167,383,888	-	167,383,888

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Debt Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 31, 2022, the Board declared a cash dividend of $.025, $.017, $.027, $.027 and $.026 per share from undistributed investment income-net for Class A, Class C, Class I, Class Y and Class Z shares, respectively, payable on November 1, 2022, to shareholders of record as of the close of business on October 31, 2022. The ex-dividend date was November 1, 2022.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $13,505,709 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2022. The fund has $9,746,026 of short-term capital losses and $3,759,683 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2022 was as follows: ordinary income $7,647,961. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022 (“FASB Effective Date”). Management had evaluated the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management will be adopting ASU 2020-04 and ASU 2021-01 on FASB Effective Date or if amended ASU 2020-04 new extended FASB Effective Date, if any. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended October 31, 2022.

The Adviser has contractually agreed, from May 1, 2022 until September 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, .55% and .70%, respectively, of the value of the fund’s average daily net assets. On or after September 1, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $208,464 during the period ended October 31, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.

During the period ended October 31, 2022, the Distributor retained $5 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2022, Class C shares were charged $1,079 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares, for advertising and marketing relating to Class Z shares and servicing shareholder accounts at an amount not to exceed an annual rate of .20% of the value of the average daily net assets of Class Z shares. The Distributor determines the amounts, if any, to be paid to Service Agents (securities dealers, financial institutions or other industry professionals) and the basis on which such payments are made.

The Service Plan also separately provides for Class Z shares to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of its average daily net assets for

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

any full fiscal year. During the period ended October 31, 2022, Class Z shares were charged $170,643 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2022, Class A and Class C shares were charged $24,401 and $360, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2022, the fund was charged $62,522 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6,170.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2022, the fund was charged $4,677 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2022, the fund was charged $5,160 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2022, the fund was charged $7,963 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $88,230, Distribution Plan fees of $25,714, Shareholder Services Plan fees of $27,869, Custodian fees of $5,330, Chief Compliance Officer fees of $5,078 and Transfer Agent fees of $21,369, which are offset against an expense reimbursement currently in effect in the amount of $32,397.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and swap agreements, during the period ended October 31, 2022, amounted to $304,313,261 and $313,405,497, respectively, of which $153,977,104 in purchases and $154,233,635 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The SEC recently adopted Rule 18f-4 under the Act, which, effective August 18, 2022, regulates the use of derivatives transactions for certain funds registered under the Act. The fund's derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

risk management program adopted by the fund. Each type of derivative instrument that was held by the fund during the period ended October 31, 2022 is discussed below.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. As of October 31, 2022, there were no outstanding interest rate swaps.

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2022:

Average Notional Value ($)
Interest rate swap agreements	1,342,857

At October 31, 2022, accumulated net unrealized depreciation on investments was $33,620,577, consisting of $231,555 gross unrealized appreciation and $33,852,132 gross unrealized depreciation.

At October 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon U.S. Mortgage Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Amherst Capital Management LLC
444 Madison Avenue, 19th Floor

New York, NY 10022

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: GPGAX Class C: GPNCX Class I: GPNIX Class Y: GPNYX Class Z: DRGMX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6100SA1022

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon U.S. Mortgage Fund, Inc.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: December 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: December 20, 2022

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: December 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)